Schedule of investments
Macquarie International Core Equity Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.55%Δ
Austria — 1.56%
Mondi	1,502,533	$ 22,421,771
		22,421,771
Brazil — 4.82%
Banco do Brasil	4,755,039	18,603,445
MercadoLibre †	29,775	50,630,601
		69,234,046
Canada — 1.01%
Dollarama	148,031	14,446,269
		14,446,269
China — 10.53%
Budweiser Brewing 144A #	10,726,900	10,344,805
China Mengniu Dairy	9,214,000	20,832,385
China Merchants Bank Class H	7,175,500	36,955,444
Eastroc Beverage Group Class A	492,933	16,783,054
Midea Group Class A	2,712,994	27,957,860
Tencent Holdings	715,700	38,426,722
		151,300,270
Denmark — 2.42%
Genmab †	63,251	13,209,508
Novo Nordisk Class B	250,312	21,597,377
		34,806,885
France — 6.29%
Airbus	153,597	24,626,032
Hermes International	3,410	8,201,881
Thales	136,154	19,554,520
TotalEnergies	313,152	17,312,080
Vinci	200,364	20,700,743
		90,395,256
Germany — 11.81%
BioNTech ADR †	130,399	14,858,966
Deutsche Telekom	661,700	19,826,582
Heidelberg Materials	251,573	31,085,159
KION Group	599,324	19,788,155
SAP	182,128	44,798,804
Siemens	128,956	25,145,743
Siemens Healthineers 144A #	266,638	14,080,329
		169,583,738
India — 7.28%
Axis Bank	2,442,389	30,373,761
Bharti Airtel	1,360,358	25,228,522
HDFC Bank	1,448,690	29,998,804
NTPC	4,858,373	18,916,805
		104,517,892
Ireland — 2.92%
Experian	574,878	24,793,313
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland (continued)
ICON †	81,671	$ 17,127,225
		41,920,538
Japan — 9.68%
Makita	1,032,200	31,388,149
Mitsubishi UFJ Financial Group	1,845,800	21,549,170
Nintendo	431,300	25,119,687
Renesas Electronics †	1,945,900	24,625,417
Seven & i Holdings	1,135,300	17,798,815
Tokio Marine Holdings	515,653	18,505,821
		138,987,059
Netherlands — 5.97%
Adyen 144A #, †	13,912	20,708,241
ASML Holding	36,595	25,727,434
ING Groep	1,255,174	19,671,602
Shell	629,826	19,647,184
		85,754,461
Singapore — 4.06%
Grab Holdings Class A †	5,311,089	25,068,340
Sea ADR †	312,606	33,167,497
		58,235,837
South Korea — 3.84%
KB Financial Group	622,437	35,050,023
SK Hynix	175,286	20,086,080
		55,136,103
Spain — 2.00%
Banco Bilbao Vizcaya Argentaria	2,927,986	28,667,484
		28,667,484
Sweden — 1.09%
Epiroc Class A	901,994	15,719,605
		15,719,605
Switzerland — 1.01%
Alcon	170,300	14,456,767
		14,456,767
Taiwan — 5.20%
Taiwan Semiconductor Manufacturing	2,278,000	74,695,359
		74,695,359
United Kingdom — 11.95%
AstraZeneca ADR	338,826	22,199,880
BAE Systems	1,176,535	16,916,304
Compass Group	863,462	28,775,370
Diageo	685,261	21,768,661
Flutter Entertainment †	82,520	21,327,294
Haleon	5,394,618	25,487,793
HSBC Holdings	1,586,229	15,594,488
NQ- IV961 [1224] 1124 (4220677)    1

Schedule of investments
Macquarie International Core Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Rentokil Initial	3,895,098	$ 19,544,103
		171,613,893
United States — 5.11%
Freshworks Class A †	1,065,695	17,232,288
Lululemon Athletica †	49,054	18,758,740
Roche Holding	76,695	21,444,440
Stellantis	1,220,911	15,990,622
		73,426,090
Total Common Stocks (cost $1,228,255,395)		1,415,319,323

Short-Term Investments — 0.42%
Money Market Mutual Funds — 0.42%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	1,514,654	1,514,654
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	1,514,655	1,514,655
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	1,514,655	1,514,655
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,514,655	1,514,655
Total Short-Term Investments (cost $6,058,619)		6,058,619

Total Value of Securities—98.97% (cost $1,234,314,014)		1,421,377,942
Receivables and Other Assets Net of Liabilities — 1.03%		14,806,205
Net Assets Applicable to 69,970,820 Shares Outstanding — 100.00%	$1,436,184,147
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $45,133,375, which represents 3.14% of the Fund’s net assets.
2    NQ- IV961 [1224] 1124 (4220677)

(Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV961 [1224] 1124 (4220677)    3